UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549

                          FORM 13F

                     FORM 13F COVERPAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011.

Check here if Amendment  [  ]; Amendment Number:
This amendment (Check Only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
               Name:              BSW Wealth Partners
               Address:           2336 Pearl Street
                                  Boulder, CO 80302

             13F File Number:

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Raliegh D. Riddoch
Title:              Financial Advisor
Phone:              303-444-9696
Signature,          Place,              and Date of Signing,


Raliegh D. Riddoch  Boulder, CO         February 13, 2012.

Report Type:          [X] 13F HOLDING REPORT.
                      [ ] 13F NOTICE.
                      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

NONE



FORM 13F SUMMARY PAGE


Report Summary:

Number of other Included Managers:        0
Form 13F Information Table Entry Total:   42
Form 13F Information Table Value Total:   $91,299

List of Other Included Managers:

None






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FORM 13 F INFORMATION TABLE

                                                         VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS       CUSIP   (x $1000 PRN AMT PRN CALL  DSCRETN MANAGERS SOLE   SHARED  NONE


------------------------------------------------------------------------------------------------------------------------

AT & T Inc New             COM               00206R102       339    11218 SH      SOLE                             11218
Amgen Incorporated	   COM               031162100       558     8689 SH      SOLE                              8689
Apple Inc		   COM               037833100       336      830 SH      SOLE                               830
Array Biopharma Inc        COM               04269X105        49    22554 SH      SOLE                             22554
Chevron Corporation        COM               166764100       745     7001 SH      SOLE                              7001
Cobiz Financial Inc        COM               190897108       537    93047 SH      SOLE                             93047
Coca Cola Company          COM               191216100       772    11031 SH      SOLE                             11031
Codexis Inc                COM               192005106        61    11580 SH      SOLE                             11580
Disney Walt Company        COM               254687106       388    10335 SH      SOLE                             10335
EMC Corp Mass              COM               268648102      1672    77642 SH      SOLE                             77642
Exxon Mobile Corporation   COM               30231G102      1541    18179 SH      SOLE                             18179
General Electric Company   COM               369604103       831    46386 SH      SOLE                             46386
Grainger W W Inc           COM               384802104       687     3670 SH      SOLE                              3670
Hospitality Pptys Trust    COM               44106M102       230    10000 SH      SOLE                             10000
Intl Business Machines     COM               459200101       959     5214 SH      SOLE                              5214
Ishares Gold Trust         GOLD ETF          464285105      1753   115105 SH      SOLE                            115105
Ishares MSCI Emrg Mkt Fd   EQUITY ETF        464287234      4076   107422 SH      SOLE                            107422
Ishares MSCI Gwth Idx Fd   EQUITY ETF        464288885      2841    54624 SH      SOLE                             54624
Ishares MSCI JPN IDX FD    EQUITY ETF        464286848       107    11792 SH      SOLE                             11792
Ishares Silver Trust       SILVER ETF        46428Q109       240     8920 SH      SOLE                              8920
Ishares Tr Barclays Fund   BOND ETF          464287226      1424    12915 SH      SOLE                             12915
Ishares Tr Barclays Tips   BOND ETF          464287176      3372    28898 SH      SOLE                             28898
Ishares Tr Cohen & Steer   REIT ETF          464287564      3933    56010 SH      SOLE                             56010
Ishares Tr Msci EAFE Fd    EQUITY ETF        464287465      3132    63233 SH      SOLE                             63233
Ishares Tr Russell 2000    EQUITY ETF        464287655      2126    28827 SH      SOLE                             28827
Ishares Trust S&P 500      EQUITY ETF        464287200      1006     7989 SH      SOLE                              7989
Johnson & Johnson          COM               478160104       209     3194 SH      SOLE                              3194
Nuveen Insd Muni Oppty     Closed Fd         670984103       407    27300 SH      SOLE                             27300
Pepsico Incorporated       COM               713448108       272     4107 SH      SOLE                              4107
Piedmont Office Rlty Tr    COM               720190206       970    56896 SH      SOLE                             56896
Powershares Exch Td Fd     EQUITY ETF        73935X716      9571   656929 SH      SOLE                            656929
Praxair Inc                COM               74005P104       535     5000 SH      SOLE                              5000
SPDR S&P 500 Etf Tr        EQUITY ETF        78462F103     12931   103035 SH      SOLE                            103035
SCH US AGG Bnd Etf         BOND ETF          808524839       512     9907 SH      SOLE                              9907
Sector Spdr Tr Con Stpls   EQUITY ETF        81369Y308     11960   368126 SH      SOLE                            368126
Senesco Tech Inc New       COM               817208408        28   107960 SH      SOLE                            107690
Spdr Gold Trust            GOLD ETF          78463V107      6236    41026 SH      SOLE                             41026
VF Corporation             COM               918204108       332     2613 SH      SOLE                              2613
Vanguard Health Care       EQUITY ETF        92204A504     12435   203154 SH      SOLE                            203154
Vanguard Large Cap         EQUITY ETF        922908637       204     3567 SH      SOLE                              3567
Vanguard Small Cap         EQUITY ETF        922908751       540     7754 SH      SOLE                              7754
Vanguard Total World       EQUITY ETF        922042742       441    10212 SH      SOLE                             10212

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